New Perspective Fund®
Investment portfolio
June 30, 2022
unaudited
Common stocks 93.05% Information technology 19.63%	Shares	Value (000)
Microsoft Corp.	17,337,243	$4,452,724
Taiwan Semiconductor Manufacturing Company, Ltd.	170,439,941	2,728,552
ASML Holding NV	2,454,994	1,172,770
ASML Holding NV (New York registered) (ADR)	1,312,862	624,765
Broadcom, Inc.	2,440,162	1,185,455
Samsung Electronics Co., Ltd.	16,144,286	708,737
Adobe, Inc.[1]	1,929,462	706,299
GoDaddy, Inc., Class A1	7,951,327	553,094
Mastercard, Inc., Class A	1,694,083	534,449
STMicroelectronics NV	16,708,279	525,283
TE Connectivity, Ltd.	4,448,127	503,306
Apple, Inc.	3,123,479	427,042
Motorola Solutions, Inc.	1,981,925	415,412
ServiceNow, Inc.[1]	843,039	400,882
SAP SE	4,224,906	384,882
Applied Materials, Inc.	4,197,382	381,878
Visa, Inc., Class A	1,902,453	374,574
Keyence Corp.	1,073,740	367,041
Trimble, Inc.[1]	6,225,617	362,518
ON Semiconductor Corp.[1]	6,536,542	328,853
Edenred SA	6,924,242	326,314
Wolfspeed, Inc.[1]	3,557,636	225,732
NVIDIA Corp.	1,487,530	225,495
Fidelity National Information Services, Inc.	2,417,807	221,640
HubSpot, Inc.[1]	709,640	213,353
Amadeus IT Group SA, Class A, non-registered shares[1]	3,187,210	177,556
Micron Technology, Inc.	3,156,104	174,469
Sinch AB1,2,3	49,875,774	162,332
Nice, Ltd. (ADR)[1,3]	773,062	148,776
Hexagon AB, Class B	13,621,247	141,475
Infosys, Ltd. (ADR)	7,624,106	141,122
Capgemini SE	800,200	137,064
Adyen NV1	93,536	136,053
Tokyo Electron, Ltd.	384,253	125,460
Block, Inc., Class A1	1,818,687	111,777
Block, Inc., Class A (CDI)[1]	215,029	13,432
FleetCor Technologies, Inc.[1]	590,452	124,060
MediaTek, Inc.	5,550,000	121,515
AVEVA Group PLC	4,057,117	111,171
Halma PLC	4,266,816	104,347
Smartsheet, Inc., Class A1	2,860,254	89,898
Shopify, Inc., Class A, subordinate voting shares[1]	2,786,260	87,043
Alteryx, Inc., Class A1	1,494,258	72,352
PayPal Holdings, Inc.[1]	971,482	67,848
Concentrix Corp.	447,995	60,766
Nexi SpA[1]	6,512,131	53,940
New Perspective Fund — Page 1 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Workday, Inc., Class A1	293,663	$40,990
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,833,484	40,880
Worldline SA, non-registered shares[1]	981,037	36,373
Dassault Systemes SE	538,873	19,830
		20,851,579
Consumer discretionary 15.43%
Tesla, Inc.[1]	8,152,836	5,490,283
Amazon.com, Inc.[1]	14,217,640	1,510,056
LVMH Moët Hennessy-Louis Vuitton SE	1,690,537	1,030,539
Prosus NV, Class N	12,849,005	841,300
NIKE, Inc., Class B	6,904,631	705,653
Home Depot, Inc.	2,505,259	687,117
Booking Holdings, Inc.[1]	385,799	674,759
Kering SA	998,484	512,822
Hermès International	437,475	489,168
EssilorLuxottica	3,013,675	451,304
YUM! Brands, Inc.	3,015,559	342,296
Hilton Worldwide Holdings, Inc.	3,050,375	339,934
lululemon athletica, Inc.[1]	905,554	246,863
Royal Caribbean Cruises, Ltd.[1]	6,364,183	222,174
Restaurant Brands International, Inc.	4,339,507	217,626
Renault SA1	8,415,358	209,801
Evolution AB	2,272,477	206,616
Galaxy Entertainment Group, Ltd.	32,044,000	191,117
Hilton Grand Vacations, Inc.[1]	4,789,787	171,139
MercadoLibre, Inc.[1]	260,712	166,040
Stellantis NV	13,008,361	160,614
Industria de Diseño Textil, SA	6,829,600	154,521
Flutter Entertainment PLC[1,3]	1,460,849	147,701
Trip.com Group, Ltd. (ADR)[1]	5,141,678	141,139
General Motors Company[1]	4,408,995	140,030
Cie. Financière Richemont SA, Class A	1,279,796	136,271
Airbnb, Inc., Class A1	1,280,871	114,100
Suzuki Motor Corp.	3,587,525	112,745
Entain PLC[1]	6,545,561	99,200
adidas AG	499,997	88,425
McDonald’s Corp.	319,000	78,755
Nitori Holdings Co., Ltd.	755,100	71,765
Wynn Macau, Ltd.[1,3]	103,032,800	69,986
Etsy, Inc.[1]	784,693	57,447
Valeo SA, non-registered shares	2,093,229	40,417
Sands China, Ltd.[1]	11,880,400	28,343
Melco Resorts & Entertainment, Ltd. (ADR)[1]	4,906,459	28,212
Naspers, Ltd., Class N	146,327	21,296
		16,397,574
Health care 15.10%
Eli Lilly and Company	4,643,647	1,505,610
AstraZeneca PLC	10,956,064	1,440,376
AstraZeneca PLC (ADR)	726,407	47,994
Novo Nordisk A/S, Class B	10,554,603	1,170,627
Novo Nordisk A/S, Class B (ADR)	427,968	47,688
Thermo Fisher Scientific, Inc.	1,989,001	1,080,584
Zoetis, Inc., Class A	5,301,411	911,259
New Perspective Fund — Page 2 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals, Inc.[1]	2,942,430	$829,147
Regeneron Pharmaceuticals, Inc.[1]	1,348,299	797,020
Pfizer, Inc.	13,173,784	690,701
Seagen, Inc.[1]	3,770,131	667,087
Danaher Corp.	2,466,503	625,308
Intuitive Surgical, Inc.[1]	2,321,774	466,003
Edwards Lifesciences Corp.[1]	4,857,131	461,865
Insulet Corp.[1]	1,958,502	426,836
Abbott Laboratories	3,597,081	390,823
BeiGene, Ltd. (ADR)[1]	2,281,191	369,211
Catalent, Inc.[1]	3,285,233	352,473
Alnylam Pharmaceuticals, Inc.[1]	2,101,755	306,541
IDEXX Laboratories, Inc.[1]	871,001	305,486
NovoCure, Ltd.[1]	4,108,551	285,544
Bristol-Myers Squibb Company	3,249,306	250,197
Sanofi	2,427,203	245,049
Grifols, SA, Class B (ADR)[1]	11,441,511	135,925
Grifols, SA, Class A, non-registered shares[1]	5,540,866	104,721
Mettler-Toledo International, Inc.[1]	184,232	211,640
AbbVie, Inc.	983,096	150,571
Lonza Group AG	266,831	142,269
Siemens Healthineers AG	2,761,851	140,344
CRISPR Therapeutics AG1,3	2,161,923	131,380
Eurofins Scientific SE, non-registered shares	1,575,200	123,937
Bayer AG	1,941,105	115,379
Olympus Corp.	5,380,800	108,128
Carl Zeiss Meditec AG, non-registered shares	864,800	103,224
Genmab A/S1	305,386	98,833
Novartis AG	1,162,142	98,423
WuXi Biologics (Cayman), Inc.[1]	10,689,000	97,807
M3, Inc.	3,172,700	91,150
Incyte Corp.[1]	1,164,860	88,494
Amplifon SpA	2,652,315	81,300
Tandem Diabetes Care, Inc.[1]	1,255,409	74,308
Ultragenyx Pharmaceutical, Inc.[1]	1,230,897	73,435
DexCom, Inc.[1]	907,176	67,612
Shionogi & Co., Ltd.	701,600	35,447
Straumann Holding AG	284,830	34,207
Merck KGaA	153,118	25,834
Vir Biotechnology, Inc.[1]	781,562	19,906
BioNTech SE (ADR)[3]	57,087	8,512
Viatris, Inc.	675,058	7,068
		16,043,283
Financials 10.49%
AIA Group, Ltd.	142,961,283	1,549,531
JPMorgan Chase & Co.	9,355,379	1,053,509
CME Group, Inc., Class A	4,131,407	845,699
Chubb, Ltd.	3,985,779	783,524
London Stock Exchange Group PLC	7,028,037	652,935
Aon PLC, Class A	1,738,741	468,904
BlackRock, Inc.	739,789	450,561
DNB Bank ASA	24,972,215	447,612
DBS Group Holdings, Ltd.	20,186,200	431,243
Brookfield Asset Management, Inc., Class A	9,299,664	413,556
New Perspective Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of America Corp.	12,801,592	$398,514
ICICI Bank, Ltd.	22,240,773	199,166
ICICI Bank, Ltd. (ADR)	10,706,870	189,940
Moody’s Corp.	1,184,208	322,069
SVB Financial Group[1]	803,973	317,561
Arch Capital Group, Ltd.[1]	6,563,334	298,566
S&P Global, Inc.	756,493	254,984
Hong Kong Exchanges and Clearing, Ltd.	4,733,664	232,859
AXA SA	7,981,157	181,161
Hiscox, Ltd.	13,895,620	159,408
Société Générale	7,163,900	156,830
Zurich Insurance Group AG	345,710	150,358
Macquarie Group, Ltd.	1,234,332	140,162
UniCredit SpA	14,129,616	134,227
TMX Group, Ltd.	1,202,062	122,335
Blackstone, Inc., nonvoting shares	1,273,609	116,191
Tradeweb Markets, Inc., Class A	1,694,059	115,620
Goldman Sachs Group, Inc.	381,000	113,165
Prudential PLC	8,724,255	107,900
Citigroup, Inc.	2,108,000	96,947
Morgan Stanley	1,026,406	78,068
Aviva PLC	10,287,163	50,253
Skandinaviska Enskilda Banken AB, Class A	4,418,896	43,369
Everest Re Group, Ltd.	130,620	36,610
EQT AB	1,717,629	35,159
		11,148,496
Industrials 8.79%
Caterpillar, Inc.	4,007,240	716,334
DSV A/S	4,806,164	671,199
Airbus SE, non-registered shares	6,821,026	660,841
Carrier Global Corp.	17,434,523	621,715
Canadian Pacific Railway, Ltd.[3]	6,987,025	487,974
Safran SA	4,824,720	476,332
Daikin Industries, Ltd.	2,541,000	407,332
Copart, Inc.[1]	3,337,486	362,651
Schneider Electric SE	2,889,258	341,838
Equifax, Inc.	1,603,743	293,132
BAE Systems PLC	28,129,805	284,281
ABB, Ltd.	10,214,239	272,408
Mitsui & Co., Ltd.	12,092,000	266,874
ASSA ABLOY AB, Class B	12,364,862	262,654
Ryanair Holdings PLC (ADR)[1]	3,473,924	233,621
SMC Corp.	480,800	214,284
Komatsu, Ltd.	9,610,800	213,070
Chart Industries, Inc.[1]	1,142,509	191,233
AB Volvo, Class B	12,347,929	191,174
TransDigm Group, Inc.[1]	347,927	186,722
Honeywell International, Inc.	1,054,339	183,255
Aalberts NV, non-registered shares	4,104,883	159,981
Nidec Corp.	2,530,032	156,262
Delta Air Lines, Inc.[1]	5,149,420	149,179
Spirax-Sarco Engineering PLC	1,189,223	142,998
RELX PLC	5,159,609	139,810
Regal Rexnord Corp.	1,153,997	131,002
New Perspective Fund — Page 4 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
L3Harris Technologies, Inc.	515,405	$124,573
Rockwell Automation	492,000	98,061
Epiroc AB, Class A	2,954,657	45,621
Epiroc AB, Class B	3,189,165	43,084
Boeing Company[1]	601,236	82,201
Uber Technologies, Inc.[1]	3,943,960	80,693
Techtronic Industries Co., Ltd.	7,607,516	79,354
Brenntag SE	1,000,000	65,078
ITT, Inc.	919,567	61,832
Experian PLC	1,682,055	49,264
Hitachi, Ltd.	923,300	43,811
Axon Enterprise, Inc.[1]	438,364	40,842
Northrop Grumman Corp.	83,641	40,028
General Electric Co.	510,016	32,473
Recruit Holdings Co., Ltd.	857,783	25,257
NIBE Industrier AB, Class B	729,233	5,475
		9,335,803
Communication services 6.49%
Alphabet, Inc., Class C1	691,314	1,512,215
Alphabet, Inc., Class A1	692,183	1,508,447
Meta Platforms, Inc., Class A1	11,866,688	1,913,503
Netflix, Inc.[1]	3,181,937	556,425
América Móvil, SAB de CV, Series L (ADR)	19,406,900	396,483
Cellnex Telecom, SA, non-registered shares	7,629,261	296,058
MTN Group, Ltd.	23,198,653	188,284
Electronic Arts, Inc.	1,096,035	133,333
Sea, Ltd., Class A (ADR)[1]	1,336,888	89,384
Adevinta ASA[1]	11,144,208	80,501
Warner Music Group Corp., Class A	3,068,000	74,737
Endeavor Group Holdings, Inc., Class A1	3,448,286	70,897
Z Holdings Corp.	17,787,400	51,967
Pinterest, Inc., Class A1	1,014,452	18,422
		6,890,656
Consumer staples 6.37%
Nestlé SA	12,121,751	1,415,019
Costco Wholesale Corp.	1,525,455	731,120
Philip Morris International, Inc.	5,922,777	584,815
Carlsberg A/S, Class B	4,012,860	511,109
Bunge, Ltd.	5,315,632	482,075
Mondelez International, Inc.	6,478,910	402,275
Monster Beverage Corp.[1]	3,628,444	336,357
British American Tobacco PLC	7,770,950	332,930
L’Oréal SA, bonus shares[4]	686,197	236,800
L’Oréal SA, non-registered shares	157,637	54,399
Anheuser-Busch InBev SA/NV	4,822,320	259,550
Walgreens Boots Alliance, Inc.	5,991,389	227,074
Reckitt Benckiser Group PLC	2,922,574	219,507
Pernod Ricard SA	1,001,530	183,987
Constellation Brands, Inc., Class A	613,607	143,007
General Mills, Inc.	1,717,215	129,564
Kao Corp.[3]	2,599,000	104,818
Carrefour SA, non-registered shares	5,595,660	99,013
Danone SA	1,487,171	83,005
New Perspective Fund — Page 5 of 12

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
KOSÉ Corp.[3]	903,800	$82,200
Unilever PLC (EUR denominated)	941,333	42,734
Unilever PLC (GBP denominated)	828,176	37,513
Archer Daniels Midland Company	924,218	71,719
		6,770,590
Materials 5.55%
Vale SA, ordinary nominative shares (ADR)	49,868,415	729,575
Vale SA, ordinary nominative shares	19,807,381	289,762
Sherwin-Williams Company	3,183,180	712,746
Linde PLC	1,966,959	565,560
Koninklijke DSM NV	3,854,567	553,801
Shin-Etsu Chemical Co., Ltd.	4,109,200	463,375
Sika AG	1,668,979	384,618
Air Liquide SA, non-registered shares	1,966,696	264,055
First Quantum Minerals, Ltd.	12,961,101	245,890
Asahi Kasei Corp.	32,056,473	244,771
International Flavors & Fragrances, Inc.	2,028,354	241,617
Gerdau SA (ADR)	50,223,473	215,459
Albemarle Corp.	1,029,607	215,167
Sociedad Química y Minera de Chile SA, Class B (ADR)	2,326,077	194,297
Barrick Gold Corp.	7,987,905	141,306
LANXESS AG	2,789,586	99,920
Nutrien, Ltd. (CAD denominated)	1,143,881	91,096
Mosaic Co.	1,725,207	81,481
Grupo México, SAB de CV, Series B	18,140,000	75,115
Ball Corp.	996,281	68,514
Glencore PLC	2,381,012	12,901
Anglo American PLC	309,843	11,078
		5,902,104
Energy 3.26%
Reliance Industries, Ltd.[1]	27,116,480	891,258
Cenovus Energy, Inc. (CAD denominated)	26,480,000	503,803
BP PLC	73,519,598	347,511
ConocoPhillips	3,424,867	307,587
Schlumberger, Ltd.	7,116,087	254,471
TotalEnergies SE	4,705,970	248,406
Aker BP ASA[3]	4,515,901	156,846
Aker BP ASA (SDR)[4]	1,509,383	52,424
EOG Resources, Inc.	1,783,879	197,012
Baker Hughes Co., Class A	5,128,877	148,071
Equinor ASA	3,198,500	111,237
TC Energy Corp. (CAD denominated)[3]	2,028,521	105,082
Tourmaline Oil Corp.	1,885,841	98,057
INPEX Corp.[3]	3,789,800	41,060
Orron Energy AB	764,293	522
Gazprom PJSC (ADR)[4,5]	42,438,325	—[6]
Rosneft Oil Company PJSC (GDR)[4,5]	40,028,340	—[6]
LUKOIL Oil Co. PJSC (ADR)[4,5]	580,410	—[6]
		3,463,347
New Perspective Fund — Page 6 of 12

unaudited
Common stocks (continued) Utilities 1.32%	Shares	Value (000)
AES Corp.	17,870,348	$375,456
Ørsted AS	3,311,436	346,141
Sempra Energy	2,118,601	318,362
Enel SpA	39,797,212	217,703
Engie SA	12,485,839	143,485
		1,401,147
Real estate 0.62%
Equinix, Inc. REIT	433,396	284,750
Goodman Logistics (HK), Ltd. REIT	16,546,608	203,756
American Tower Corp. REIT	343,548	87,807
ESR Group, Ltd.[1]	29,144,400	78,741
		655,054
Total common stocks (cost: $65,564,267,000)		98,859,633
Preferred securities 0.07% Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,813,436	45,078
Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares	596,200	23,878
Total preferred securities (cost: $73,097,000)		68,956
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	4,265,381	2,323
Total rights & warrants (cost: $0)		2,323
Short-term securities 7.25% Money market investments 6.91%
Capital Group Central Cash Fund 1.38%[2,7]	73,426,712	7,341,203
Short-term securities Money market investments purchased with collateral from securities on loan 0.34%
Capital Group Central Cash Fund 1.38%[2,7,8]	1,249,958	124,971
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,8]	57,300,000	57,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,8]	53,700,000	53,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%[7,8]	50,200,000	50,200
New Perspective Fund — Page 7 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,8]	43,000,000	$43,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,8]	29,435,457	29,435
		358,606
Total short-term securities (cost: $7,700,790,000)		7,699,809
Total investment securities 100.37% (cost: $73,338,154,000)		106,630,721
Other assets less liabilities (0.37)%		(390,887)
Net assets 100.00%		$106,239,834
Investments in affiliates2

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.15%
Information technology 0.15%
Sinch AB1,3	$634,485	$286,307	$73,216	$(99,245)	$(585,999)	$162,332	$—
Materials 0.00%
LANXESS AG9	254,188	60,659	75,018	(60,799)	(79,110)	—	3,128
Total common stocks						162,332
Short-term securities 7.03%
Money market investments 6.91%
Capital Group Central Cash Fund 1.38%[7]	5,313,747	10,002,564	7,973,320	9	(1,797)	7,341,203	15,028
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 1.38%[7,8]	29,828	95,143[10]				124,971	—[11]
Total short-term securities						7,466,174
Total 7.18%				$(160,035)	$(666,906)	$7,628,506	$18,156
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $513,745,000, which represented .48% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $289,224,000, which represented .27% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2022. Refer to the investment portfolio for the security value at 6/30/2022.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
New Perspective Fund — Page 8 of 12

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New Perspective Fund — Page 9 of 12

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
New Perspective Fund — Page 10 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,851,579	$—	$—	$20,851,579
Consumer discretionary	16,397,574	—	—	16,397,574
Health care	16,043,283	—	—	16,043,283
Financials	11,148,496	—	—	11,148,496
Industrials	9,335,803	—	—	9,335,803
Communication services	6,890,656	—	—	6,890,656
Consumer staples	6,533,790	236,800	—	6,770,590
Materials	5,902,104	—	—	5,902,104
Energy	3,410,923	52,424	—*	3,463,347
Utilities	1,401,147	—	—	1,401,147
Real estate	655,054	—	—	655,054
Preferred securities	68,956	—	—	68,956
Rights & warrants	2,323	—	—	2,323
Short-term securities	7,699,809	—	—	7,699,809
Total	$106,341,497	$289,224	$—*	$106,630,721
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
New Perspective Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-007-0822O-S85371	New Perspective Fund — Page 12 of 12